UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  09/30/07

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		D. J. St. Germain Co., Inc.
Address: 	1500 Main Street
		Springfield, MA 01115


13F File Number:  28-06725

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Robert LaPre'
Title:	Treasurer
Phone:	413-733-5111

Signature, Place, and Date of Signing:

	Robert LaPre'             Springfield, MA            09/30/07


Report Type (Check only one.):

[XX]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:	"0"

Form 13F Information Table Entry Total:	81

Form 13F Information Table Value Total:	$654639
					(thousands)


List of Other Included Managers:

"NONE"

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Inc.                      COM              00206R102     1617 38229.00 SH       SOLE                 38229.00
Adobe Systems Inc              COM              00724F101    10366 237425.00SH       SOLE                237425.00
Aflac Inc                      COM              001055102    20201 354150.00SH       SOLE                354150.00
Alliance Resource Partners     COM              01877R108      263  7850.00 SH       SOLE                  7850.00
Altria Group Inc               COM              02209S103      441  6338.00 SH       SOLE                  6338.00
American Int'l Group           COM              026874107    16187 239281.00SH       SOLE                239281.00
Amphenol Corporation           COM              032095101      290  7300.00 SH       SOLE                  7300.00
Apache Corp                    COM              037411105    21018 233373.00SH       SOLE                233373.00
BP Amoco Plc Sponsored Adr     COM              055622104      254  3669.00 SH       SOLE                  3669.00
Bank of America Corp           COM              060505104    17392 345980.00SH       SOLE                345980.00
Berkshire Hills Bancorp        COM              084680107      573 18950.00 SH       SOLE                 18950.00
Boeing Co                      COM              097023105      302  2875.00 SH       SOLE                  2875.00
Bristol Myers Squibb           COM              110122108      728 25244.00 SH       SOLE                 25244.00
Canadian National Railway      COM              136375102     1774 31130.00 SH       SOLE                 31130.00
Carnival Corp                  COM              143658300     5471 112968.00SH       SOLE                112968.00
Chevron Corp                   COM              166764100      392  4186.00 SH       SOLE                  4186.00
Chittenden Corp                COM              170228100      940 26743.00 SH       SOLE                 26743.00
Cisco                          COM              17275R102    22203 670193.00SH       SOLE                670193.00
Citigroup Inc                  COM              172967101    17672 378653.00SH       SOLE                378653.00
Coca Cola Co                   COM              191216100    25961 451739.00SH       SOLE                451739.00
ConocoPhillips                 COM              20825C104    23213 264477.00SH       SOLE                264477.00
Costco Warehouse Corp          COM              22160K105     2402 39140.00 SH       SOLE                 39140.00
Dominion Resources Inc         COM              25746U109      268  3175.00 SH       SOLE                  3175.00
Dow Chemical Co                COM              260543103      404  9375.00 SH       SOLE                  9375.00
Duke Energy Corp               COM              26441C105      302 16134.00 SH       SOLE                 16134.00
Dupont                         COM              263534109      253  5105.00 SH       SOLE                  5105.00
EMC Corp                       COM              268648102    21459 1031672.00SH      SOLE               1031672.00
ExxonMobil Corp                COM              30231G102    32194 347821.00SH       SOLE                347821.00
General Electric               COM              369604103    32408 782808.00SH       SOLE                782808.00
Glaxosmithkline Adr            COM              37733W105     7894 148384.00SH       SOLE                148384.00
Google Inc-CL A                COM              38259P508    16944 29870.00 SH       SOLE                 29870.00
Hampden Bancorp, Inc           COM              40867E107      126 11200.00 SH       SOLE                 11200.00
Hershey Foods                  COM              427866108    10843 233625.00SH       SOLE                233625.00
IShares Biotech                COM              464287556    21579 259989.00SH       SOLE                259989.00
Intel Corp                     COM              458140100     4614 178432.00SH       SOLE                178432.00
Intuit Inc                     COM              461202103    13756 454005.00SH       SOLE                454005.00
Johnson & Johnson              COM              478160104    26503 403394.00SH       SOLE                403394.00
Kinder Morgan Energy           COM              494550106      301  6100.00 SH       SOLE                  6100.00
Lowes                          COM              548661107     9049 322954.00SH       SOLE                322954.00
Maine & Maritime Corp          COM              560377103      211  7500.00 SH       SOLE                  7500.00
Manulife Financial Corp        COM              56501R106      555 13460.00 SH       SOLE                 13460.00
Merck & Co Inc                 COM              589331107      354  6850.00 SH       SOLE                  6850.00
Microsoft Corp                 COM              594918104    17269 586197.00SH       SOLE                586197.00
Minnesota Mng & Mfg            COM              88579Y101    15085 161196.00SH       SOLE                161196.00
Moody's Corp                   COM              615369105      503  9975.00 SH       SOLE                  9975.00
National Healthcare            COM              636328106        7 30000.00 SH       SOLE                 30000.00
Nokia Corp Sponsored ADR       COM              654902204    16772 442181.00SH       SOLE                442181.00
Novartis Sponsored Adr         COM              66987V109    12608 229405.00SH       SOLE                229405.00
Nucor Corporation              COM              670346105     9610 161595.00SH       SOLE                161595.00
Occidental Petroleum Co        COM              674599105      205  3200.00 SH       SOLE                  3200.00
Oracle Corp                    COM              68389X105    19640 907138.00SH       SOLE                907138.00
Paychex Inc                    COM              704326107    13697 334075.00SH       SOLE                334075.00
Pengrowth Energy               COM              706902509      292 15525.00 SH       SOLE                 15525.00
Pfizer Inc                     COM              717081103      601 24592.00 SH       SOLE                 24592.00
Pinnacle West Cap              COM              723484101      238  6025.00 SH       SOLE                  6025.00
Pnc Finl Svcs Group            COM              693475105      323  4750.00 SH       SOLE                  4750.00
Procter & Gamble               COM              742718109    22278 316721.00SH       SOLE                316721.00
Progress Energy Inc            COM              743263105      323  6900.00 SH       SOLE                  6900.00
Progressive Corporation        COM              743315103     1023 52725.00 SH       SOLE                 52725.00
Republic Services, Inc.        COM              760759100      702 21474.00 SH       SOLE                 21474.00
Southern Co                    COM              842587107      663 18262.00 SH       SOLE                 18262.00
Southwest Airlines             COM              844741108     7458 503900.00SH       SOLE                503900.00
Spdr Tr Unit Ser 1             COM              78462F103     3367 22068.00 SH       SOLE                 22068.00
Staples Inc                    COM              855030102      377 17550.00 SH       SOLE                 17550.00
Suncor Energy                  COM              867229106     1311 13825.00 SH       SOLE                 13825.00
TXU Corp                       COM              873168108      346  5050.00 SH       SOLE                  5050.00
Target Corp                    COM              87612E106      486  7650.00 SH       SOLE                  7650.00
Technology Sector              COM              81369Y803     4706 174500.00SH       SOLE                174500.00
Textron Inc                    COM              883203101      243  3900.00 SH       SOLE                  3900.00
Thomas & Betts Corp            COM              884315102     7871 134225.00SH       SOLE                134225.00
Time Warner Inc                COM              887317105     8579 467288.00SH       SOLE                467288.00
Toll Bros Inc                  COM              889478103     1562 78115.00 SH       SOLE                 78115.00
United Healthgroup Inc         COM              91324P102    16679 344388.00SH       SOLE                344388.00
United Parcel Svc Cl B         COM              911312106    15321 204010.00SH       SOLE                204010.00
United Technologies            COM              913017109     1634 20304.00 SH       SOLE                 20304.00
Verizon Communications         COM              92343V104      531 11990.00 SH       SOLE                 11990.00
WW Wrigley                     COM              982526105    21082 328227.00SH       SOLE                328227.00
Wal-Mart Stores Inc            COM              931142103     2526 57869.00 SH       SOLE                 57869.00
Walt Disney                    COM              254687106    21669 630092.00SH       SOLE                630092.00
Waypoint Biomedical Holdings   COM              946755204        1 32000.00 SH       SOLE                 32000.00
Xcel Energy Inc                COM              98389B100      309 14325.00 SH       SOLE                 14325.00